RELATED PARTIES BALANCES AND TRANSCATIONS - Revenue Recognized (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 0	$ 1,419,000
Morgan Stanley Investment Management Inc.
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	1,257,000
Mercado Libre S.R.L.(*)
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	$ 0	$ 0	$ 162,000